United
                    High Income
                    Fund, Inc.

                    SEMIANNUAL
                    REPORT
                    ----------------------------------------
                    For the six months ended September 30, 1998


This report is submitted for the general information of the shareholders of United High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund, Inc. current prospectus.

PRESIDENT'S LETTER
SEPTEMBER 30, 1998

Dear Shareholder:

As president of your Fund, I would like to thank you for your continued confidence as an investor. From every area of Waddell & Reed, including your personal financial advisor, our goal has been to provide the best service possible to our shareholders.

While it is impossible to predict the future direction of the markets, there are some basic principles that we stand by that can help investors achieve their objectives:

 . Develop a financial plan that helps you pinpoint your financial objectives, and identify specific strategies for turning your dreams into reality. There is no better way to plan for your future.
 . Invest on a regular basis.  It can be one of the best ways to invest long term and provide a hedge against market volatility.
 . Adopt a long-term view to take advantage of compounding. The key to successful investing is time, not timing. The power of compounding is awesome and, on a long-term basis, can overwhelm any nuances of timing.
 . Review your financial plan regularly. Financial planning is an ongoing process that requires periodic review.

Waddell & Reed is positioned to assist you as you work toward your financial goals. We will continue to offer quality investment products and personal service to make the financial planning and investment process convenient and accessible to you. Our locally based financial advisors are ready to assist you with your total financial plan to help you plan for your retirement, to help you meet your education funding goals or to achieve other financial objectives.

We look forward to assisting you in the future. If you have any questions about your account, wish to review your financial plan or have other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office.

Respectfully,


Robert L. Hechler
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
UNITED HIGH INCOME FUND, INC.

PORTFOLIO STRATEGY:
Invests generally in       OBJECTIVE:   High level of current
High-Risk, High-Yield                   income, by investing
Fixed Income Securities                 primarily in a
                                        diversified portfolio of
Maximum 20% Common Stock                high-yield, high-risk, fixed income
                                        securities, with a secondary objective
                                        of capital growth when consistent with
                                        the primary objective.

                            STRATEGY:   Invests generally in debt securities in
                                        lower rating categories as classified by recognized rating agencies; may also invest up to 20% in common stocks.

                             FOUNDED:   1979

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY -- Class A Shares


           PER SHARE DATA
For the Six Months Ended September 30, 1998
-------------------------------------------
DIVIDENDS PAID                  $0.40
                                =====
NET ASSET VALUE ON
   9/30/98                     $ 9.29
   3/31/98                     $10.04
                               ------
CHANGE PER SHARE               $(0.75)
                               ======

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With         Without
Period                                 Sales Load*    Sales Load**
------                                 -----------    ------------
1-year period ended 9-30-98                -3.56%          2.33%
5-year period ended 9-30-98                 7.49%          8.77%
10-year period ended 9-30-98                7.54%          8.18%

 *Performance data quoted represents past performance and is based on deduction of 5.75% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On September 30, 1998, United High Income Fund, Inc. had net assets totaling $1,009,195,238 invested in a diversified portfolio of:

 81.81%  Corporate Debt Securities
 13.14%  Cash and Cash Equivalents
  5.05%  Common and Preferred Stocks and Warrants

As a shareholder of United High Income Fund, Inc., for every $100 you had invested on September 30, 1998, your Fund owned:

 $28.79  Manufacturing Bonds
  28.52  Transportation, Communication, Electric
           and Sanitary Services Bonds
  13.14  Cash and Cash Equivalents
  12.57  Services Bonds
   7.74  Wholesale and Retail Trade Bonds
   5.05  Common and Preferred Stocks and Warrants
   4.19  Miscellaneous Bonds

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998
                                            Shares          Value
COMMON AND PREFERRED STOCKS AND WARRANTS
Cable and Other Pay Television Services - 0.06%
 Adelphia Communications Corporation,
   13.0% Preferred  ....................     5,000  $     577,500
 Heartland Wireless Communications,
   Inc., Warrants (A)* .................    12,000            120
   Total ...............................                  577,620

Communication - 1.55%
 Allegiance Telecom, Inc., Warrants (A)*     6,000         11,250
 Concentric Network Corporation,
   Warrants (A)* .......................     4,000        360,000
 IXC Communications, Inc.,
   12.5% Preferred (A) .................     3,950      4,206,750
 Intermedia Communications, Inc.,
   13.5% Preferred .....................     6,156      6,917,784
 Iridium LLC, Warrants (A)*  ...........     6,500        780,000
 Jacor Communications, Inc.*  ..........    50,000      2,529,687
 Microcell Telecommunications Inc.,
   Warrants (A)* .......................    58,000        768,500
 Pathnet, Inc., Warrants (A)*  .........     2,500         37,500
 Primus Telecommunications Group, Incorporated,
   Warrants* ...........................     5,000         25,000
   Total ...............................               15,636,471

Depository Institutions - 0.38%
 California Federal Preferred Capital
   Corporation, 9.125% Preferred .......   150,000      3,843,750

Electric, Gas and Sanitary Services - 0.23%
 Consolidated Hydro, Inc.,
   Class B Warrants* ...................     7,578          1,895
 Consolidated Hydro, Inc.,
   Class C Warrants* ...................     4,919          2,459
 EUA Power Corporation, Contingent
   Interest Certificates* ..............     9,500              9
 El Paso Electric Company,
   11.4% Preferred .....................    19,796      2,147,866
 IntelCom Group Inc., Warrants (A)*  ...    20,625        180,469
   Total ...............................                2,332,698

Electronic & Other Electric Equipment - 0.00%
 Powertel, Inc., Warrants*  ............    16,000         44,000

Furniture and Fixtures - 0.57%
 Lear Corporation*  ....................   132,700      5,805,625

General Building Contractors - 0.88%
 Walter Industries, Inc.*  .............   710,990      8,842,938

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                            Shares          Value

COMMON AND PREFERRED STOCKS AND
 WARRANTS (Continued)
General Merchandise Stores - 0.35%
 Fred Meyer, Inc.*  ....................    90,000 $    3,498,750

Holding and Other Investment Offices - 0.47%
 LTC Properties, Inc.  .................   200,000      3,487,500
 National Health Investors, Inc.  ......    41,630      1,290,530
   Total ...............................                4,778,030

Hotels and Other Lodging Places - 0.00%
 Fitzgeralds Gaming Corporation,
   Warrants (A)* .......................    17,500          8,750

Miscellaneous Retail - 0.05%
 Finlay Enterprises, Inc.*  ............    60,000        495,000

Paper and Allied Products - 0.16%
 SF Holdings Group, Inc., Class C (A)*      18,900         37,800
 SF Holdings Group, Inc.,
   13.75% Preferred (A)* ...............       214      1,548,412
   Total ...............................                1,586,212

Printing and Publishing - 0.35%
 PRIMEDIA Inc., 10.0% Preferred  .......    35,000      3,543,750

TOTAL COMMON AND PREFERRED STOCKS
 AND WARRANTS - 5.05%                              $   50,993,594
 (Cost: $50,009,680)

                                         Principal
                                         Amount in
                                         Thousands

CORPORATE DEBT SECURITIES
Agricultural Production - Crops - 0.82%
 Frank's Nursery & Crafts, Inc.,
   10.25%, 3-1-2008 ....................   $ 5,650      5,537,000
 Hines Horticulture, Inc.,
   11.75%, 10-15-2005 ..................     2,550      2,706,188
   Total ...............................                8,243,188

Agricultural Production - Livestock - 0.35%
 Pilgrim's Pride Corporation,
   10.875%, 8-1-2003 ...................     3,500      3,552,500


                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Amusement and Recreation Services - 1.46%
 American Skiing Company,
   12.0%, 7-15-2006 ....................   $ 4,500 $    4,612,500
 Empress Entertainment, Inc.,
   8.125%, 7-1-2006 (A) ................     1,000        990,000
 Premier Parks Inc.:
   12.0%, 8-15-2003 ....................     1,500      1,631,250
   9.25%, 4-1-2006 .....................     2,000      1,960,000
 Trump Hotels & Casino Resorts
   Holdings, L.P.,
   15.5%, 6-15-2005 ....................     5,500      5,500,000
   Total ...............................               14,693,750

Apparel and Accessory Stores - 0.36%
 Wilsons The Leather Experts Inc.,
   11.25%, 8-15-2004 ...................     3,500      3,631,250

Apparel and Other Textile Products - 1.24%
 Consoltex Group Inc.,
   11.0%, 10-1-2003 ....................     7,000      7,262,500
 Pillowtex Corporation,
   9.0%, 12-15-2007 ....................     5,250      5,223,750
   Total ...............................               12,486,250

Auto Repair, Services and Parking - 0.53%
 Safelite Glass Corp.,
   9.875%, 12-15-2006 (A) ..............     5,500      5,307,500

Building Materials and Garden Supplies - 1.02%
 Central Tractor Farm & Country, Inc.,
   10.625%, 4-1-2007 ...................     2,500      2,421,875
 Henry Company,
   10.0%, 4-15-2008 (A) ................     2,250      2,162,812
 JTM Industries, Inc.,
   10.0%, 4-15-2008 (A) ................     3,000      3,022,500
 Reliant Building Products, Inc.,
   10.875%, 5-1-2004 ...................     3,000      2,640,000
   Total ...............................               10,247,187

Business Services - 2.18%
 Adams Outdoor Advertising Limited Partnership,
   10.75%, 3-15-2006 ...................     4,250      4,473,125
 Coinmach Corporation,
   11.75%, 11-15-2005 ..................     6,620      7,091,675
 Federal Data Corporation,
   10.125%, 8-1-2005 ...................     2,500      2,375,000

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Business Services (Continued)
 Lamar Advertising Company:
   9.625%, 12-1-2006 ...................   $ 3,000 $    3,180,000
   8.625% 9-15-2007 ....................     1,500      1,541,250
 Rental Service Corporation,
   9.0%, 5-15-2008 .....................     3,500      3,360,000
   Total ...............................               22,021,050

Chemicals and Allied Products - 2.47%
 Aqua-Chem, Inc.,
   11.25%, 7-1-2008 (A) ................     3,500      3,377,500
 Dade International Inc.,
   11.125%, 5-1-2006 ...................     2,500      2,687,500
 Marsulex Inc.,
   9.625%, 7-1-2008 (A) ................     3,500      3,360,000
 Spinnaker Industries, Inc.,
   10.75%, 10-15-2006 ..................     6,000      5,730,000
 UCC Investors Holding, Inc.,
   10.5%, 5-1-2002 .....................     9,000      9,765,000
   Total ...............................               24,920,000

Cable and Other Pay Television Services - 7.33%
 Adelphia Communications Corporation:
   10.25%, 7-15-2000 ...................     2,250      2,272,500
   9.25%, 10-1-2002 ....................     7,000      7,280,000
   10.5%, 7-15-2004 ....................     4,000      4,360,000
   9.875%, 3-1-2007 ....................     3,000      3,225,000
 Comcast Corporation,
   9.5%, 1-15-2008 .....................     5,250      5,881,312
 Comcast UK Cable Partners Limited,
   0.0%, 11-15-2007 (B) ................     9,000      7,290,000
 Diamond Cable Communications Plc,
   0.0%, 12-15-2005 (B) ................   $13,500 $   10,833,750
 Marcus Cable Co.,
   0.0%, 12-15-2005 (B) ................     8,500      7,905,000
 Marcus Cable Operating Company, L.P.,
   0.0%, 8-1-2004 (B) ..................    10,000      9,800,000
 Renaissance Media Group LLC,
   0.0%, 4-15-2008 (A)(B) ..............     5,000      3,350,000
 Rifkin Acquisition Partners, L.L.L.P.,
   11.125%, 1-15-2006 ..................     4,000      4,280,000
 Rogers Communications Inc.,
   9.125%, 1-15-2006 ...................     7,500      7,462,500
   Total ...............................               73,940,062


                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998
                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication - 16.93%
 ACME Television, LLC,
   0.0%, 9-30-2004 (B) .................     7,400  $   5,735,000
 Allbritton Communications Company,
   9.75%, 11-30-2007 ...................     4,500      4,612,500
 Allegiance Telecom, Inc.,
   0.0%, 2-15-2008 (B) .................     6,000      2,580,000
 American Radio Systems Corporation,
   9.0%, 2-1-2006 ......................     3,250      3,477,500
 Call-Net Enterprises Inc.,
   0.0%, 8-15-2008 (B) .................     6,000      3,480,000
 Centennial Cellular Corp.,
   10.125%, 5-15-2005 ..................     3,000      3,705,000
 Concentric Network Corporation,
   12.75%, 12-15-2007 ..................     4,000      3,700,000
 Crown Castle International Corp.,
   0.0%, 11-15-2007 (B) ................     3,000      1,837,500
 Hyperion Telecommunications, Inc.:
   0.0%, 4-15-2003 (B) .................     8,750      6,037,500
   12.25%, 9-1-2004 ....................     2,000      1,970,000
 ICG Holdings, Inc.,
   0.0%, 9-15-2005 (B) .................     6,250      4,875,000
 ICG Services, Inc.,
   0.0%, 5-1-2008 (B) ..................     4,000      1,840,000
 ITC /\ DeltaCom, Inc.,
   8.875%, 3-1-2008 ....................     2,400      2,352,000
 IXC Communications, Inc.,
   9.0%, 4-15-2008 .....................     5,250      5,197,500
 Intermedia Communications Inc.,
   8.5%, 1-15-2008 .....................     1,000        985,000
 Intermedia Communications of Florida, Inc.,
   0.0%, 5-15-2006 (B)..................     6,000      4,875,000
 Iridium LLC:
   10.875%, 7-15-2005 ..................     4,250      3,400,000
   11.25%, 7-15-2005 ...................     1,400      1,148,000
   13.0%, 7-15-2005 ....................     7,900      6,952,000
 JCAC Communications, Inc.,
   10.125%, 6-15-2006 ..................     2,000      2,140,000
 LIN Holdings Corp.,
   0.0%, 3-1-2008 (A)(B) ...............     7,000      4,585,000
 LIN Television Corporation,
   8.375%, 3-1-2008 (A) ................     5,900      5,693,500
 MetroNet Communications Corp.,
   0.0% 6-15-2008 (A)(B) ...............     7,000      3,867,500
 Microcell Telecommunications Inc.:
   0.0%, 6-1-2006 (B) ..................    16,000     11,360,000
   0.0%, 10-15-2007 (B) ................     3,500      1,239,000

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Communication (Continued)
 Nextel Communications, Inc.:
   0.0%, 8-15-2004 (B) .................    11,750  $  11,280,000
   0.0%, 9-15-2007 (B) .................     2,500      1,575,000
   0.0%, 2-15-2008 (B) .................     6,400      3,776,000
 OnePoint Communications Corp., Units,
   14.5%, 6-1-2008 (A)(C) ..............     4,000      3,160,000
 Pathnet, Inc.,
   12.25%, 4-15-2008 (A) ...............     2,500      1,900,000
 Primus Telecommunications Group, Incorporated,
   11.75%, 8-1-2004 ....................     5,000      4,812,500
 Qwest Communications International Inc.,
   0.0%, 10-15-2007 (B) ................   $ 2,750 $    2,117,500
 SFX Broadcasting, Inc.,
   10.75%, 5-15-2006 ...................     2,303      2,510,270
 Salem Communications Corporation,
   9.5%, 10-1-2007 .....................     3,425      3,442,125
 Satelites Mexicanos, S.A. de C.V.,
   10.125%, 11-1-2004 (A) ..............       625        425,000
 Sinclair Broadcast Group, Inc.,
   9.0%, 7-15-2007 .....................     4,000      4,020,000
 Sprint Spectrum L.P.,
   0.0%, 8-15-2006 (B) .................     8,000      6,720,000
 Time Warner Telecom LLC and Time Warner Telecom Inc.,
   9.75%, 7-15-2008 ....................     2,250      2,261,250
 Vanguard Cellular Systems, Inc.,
   9.375%, 4-15-2006 ...................     4,500      4,545,000
 WinStar Communications, Inc.:
   0.0%, 10-15-2005 (Convertible) (A)(B)     3,400      3,009,000
   0.0%, 3-15-2008 (A)(B) ..............     3,000      2,070,000
   10.0%, 3-15-2008 (A).................     4,750      3,420,000
 WorldCom, Inc.:
   9.375%, 1-15-2004 ...................     5,883      6,145,970
   8.875%, 1-15-2006 ...................     5,534      6,070,577
   Total ...............................              170,904,692

Depository Institutions - 1.04%
 First Nationwide Holdings Inc.:
   9.125%, 1-15-2003 ...................     5,750      6,440,000
   12.5%, 4-15-2003 ....................     3,500      4,016,250
   Total ...............................               10,456,250

Eating and Drinking Places - 1.21%
 Foodmaker, Inc.,
   8.375%, 4-15-2008 ...................     5,500      5,335,000
 Fresh Foods, Inc.,
   10.75%, 6-1-2006 (A) ................     5,500      4,950,000
 NE Restaurant Company, Inc.,
   10.75%, 7-15-2008 (A) ...............     2,000      1,965,000
   Total ...............................               12,250,000

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Electric, Gas and Sanitary Services - 2.94%
 Allied Waste Industries, Inc.,
   0.0%, 6-1-2007 (B) ..................   $ 5,000 $    3,700,000
 Allied Waste North America, Inc.,
   10.25%, 12-1-2006 ...................    13,750     14,987,500
 El Paso Electric Company,
   9.4%, 5-1-2011 ......................     5,000      5,927,500
 Niagara Mohawk Power Corporation,
   7.25%, 10-1-2002 ....................     5,000      5,095,250
   Total ...............................               29,710,250

Electronic and Other Electric Equipment - 3.47%
 Communications & Power Industries, Inc.,
   12.0%, 8-1-2005 .....................     4,000      4,355,000
 Communications Instruments, Inc.,
   10.0%, 9-15-2004 ....................     2,500      2,525,000
 Echostar Communications Corporation:
   0.0%, 3-15-2004 (B) .................     6,000      5,280,000
   0.0%, 6-1-2004 (B) ..................     5,500      5,307,500
 Elgar Holdings, Inc.,
   9.875%, 2-1-2008 ....................     4,000      3,350,000
 InterCel, Inc.,
   0.0%, 2-1-2006 (B) ..................     5,000      3,606,250
 Omnipoint Corporation,
   11.625%, 8-15-2006 ..................     5,000      3,350,000
 Powertel, Inc.,
   11.125%, 6-1-2007 ...................     1,500      1,440,000
 Telex Communications, Inc.,
   10.5%, 5-1-2007 .....................     2,500      1,978,125
 WESCO Distribution, Inc.,
   9.125%, 6-1-2008 (A) ................     3,000      2,910,000
 WESCO International, Inc.,
   0.0%, 6-1-2008 (A)(B) ...............     1,750        958,125
   Total ...............................               35,060,000

Engineering and Management Services - 0.23%
 United International Holdings, Inc.,
   0.0%, 2-15-2008 (A)(B) ..............     5,000      2,350,000

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Fabricated Metal Products - 2.69%
 AXIA Incorporated,
   10.75%, 7-15-2008 (A) ...............   $ 2,000 $    1,930,000
 American Safety Razor Company,
   9.875%, 8-1-2005 ....................     1,000      1,030,000
 Neenah Corporation,
   11.125%, 5-1-2007 ...................     7,250      7,277,187
 Nortek, Inc.,
   9.875%, 3-1-2004 ....................     7,000      6,825,000
 Safety Components International, Inc.,
   10.125%, 7-15-2007 ..................     6,500      6,573,125
 U.S. Can Corporation,
   10.125%, 10-15-2006 .................     3,500      3,552,500
   Total ...............................               27,187,812

Food and Kindred Products - 1.07%
 B & G Foods, Inc.,
   9.625%, 8-1-2007 ....................     4,500      4,162,500
 Eagle Family Foods, Inc.,
   8.75%, 1-15-2008 ....................     3,500      3,132,500
 Southern Foods Group, L.P.
   and SFG Capital Corporation,
   9.875%, 9-1-2007 ....................     3,450      3,475,875
   Total ...............................               10,770,875

Food Stores - 0.93%
 Big V Supermarkets, Inc.,
   11.0%, 2-15-2004 ....................     5,000      5,025,000
 Pueblo Xtra International, Inc.,
   9.5%, 8-1-2003 ......................     4,750      4,370,000
   Total ...............................                9,395,000

Forestry - 0.19%
 U.S. Timberlands Company, L.P.,
   9.625%, 11-15-2007 ..................     2,000      1,947,500

Health Services - 2.83%
 Fountain View, Inc.,
   11.25%, 4-15-2008 (A) ...............     2,900      2,584,625
 Multicare Companies, Inc. (The),
   9.0%, 8-1-2007 ......................     5,000      4,700,000
 Paragon Health Network, Inc.:
   0.0%, 11-1-2007 (B) .................     3,000      1,635,000
   9.5%, 11-1-2007 .....................     4,000      3,680,000

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Health Services (Continued)
 Quorum Health Group, Inc.,
   8.75%, 11-1-2005 ....................   $ 8,000 $    8,200,000
 Tenet Healthcare Corporation,
   8.625%, 1-15-2007 ...................     7,500      7,781,250
   Total ...............................               28,580,875

Heavy Construction, Except Building - 0.66%
 Level 3 Communications, Inc.,
   9.125%, 5-1-2008 ....................     7,000      6,632,500

Holding and Other Investment Offices - 0.69%
 Grupo Industrial Durango, S.A. de C.V.,
   12.625%, 8-1-2003 ...................     5,000      3,550,000
 LTC Properties, Inc.,
   8.5%, 1-1-2001 (Convertible) ........     3,000      3,363,750
   Total ...............................                6,913,750

Hotels and Other Lodging Places - 2.58%
 CapStar Hotel Company,
   8.75%, 8-15-2007 ....................     2,500      2,362,500
 HMH Properties, Inc.,
   7.875%, 8-1-2008 ....................    10,000      9,875,000
 MGM Grand, Inc.,
   6.875%, 2-6-2008 ....................     5,000      5,108,700
 Prime Hospitality Corp.:
   9.25%, 1-15-2006 ....................     4,000      3,930,000
   9.75%, 4-1-2007 .....................     2,500      2,300,000
 Station Casinos, Inc.,
   10.125%, 3-15-2006 ..................     2,500      2,500,000
   Total ...............................               26,076,200

Industrial Machinery and Equipment - 3.07%
 American Standard Inc.,
   9.25%, 12-1-2016 ....................     1,700      1,734,000
 Anchor Lamina Inc. and
   Anchor Lamina America, Inc.,
   9.875%, 2-1-2008 ....................     1,500      1,237,500
 Axiohm Transaction Solutions, Inc.,
   9.75%, 10-1-2007 ....................     2,000      1,792,500

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Industrial Machinery and Equipment (Continued)
 Falcon Building Products, Inc.,
   0.0%, 6-15-2007 (B) .................   $11,000 $    6,380,000
 International Comfort Products Corporation,
   8.625%, 5-15-2008 (A) ...............     4,000      3,910,000
 National Equipment Services, Inc.,
   10.0%, 11-30-2004 (A) ...............     6,250      5,937,500
 Paragon Corporate Holdings, Inc.,
   9.625%, 4-1-2008 ....................     3,000      2,253,750
 Terex Corporation,
   8.875%, 4-1-2008 ....................     6,000      5,580,000
 Walbro Corporation,
   9.875%, 7-15-2005 ...................     2,400      2,160,000
   Total ...............................               30,985,250

Instruments and Related Products - 1.93%
 Cole National Group, Inc.,
   9.875%, 12-31-2006 ..................     6,875      7,150,000
 Maxxim Medical, Inc.,
   10.5%, 8-1-2006 .....................     9,250      9,943,750
 Universal Hospital Services, Inc.,
   10.25%, 3-1-2008 ....................     2,500      2,378,125
   Total ...............................               19,471,875

Miscellaneous Manufacturing Industries - 0.80%
 AAi.Fostergrant, Inc.,
   10.75%, 7-15-2006 (A) ...............     1,750      1,655,938
 Amscan Holdings, Inc.,
   9.875%, 12-15-2007 ..................     3,400      3,064,250
 Hedstrom Corporation,
   10.0%, 6-1-2007 .....................     3,500      3,325,000
   Total ...............................                8,045,188

Miscellaneous Retail - 1.76%
 Big 5 Corp.,
   10.875%, 11-15-2007 .................     2,500      2,325,000
 Eye Care Centers of America, Inc.,
   9.125%, 5-1-2008 (A) ................     2,000      1,680,000
 Finlay Fine Jewelry Corporation,
   8.375%, 5-1-2008 ....................     1,500      1,380,000
 Michaels Stores, Inc.:
   6.75%, 1-15-2003 (Convertible) ......     1,000        935,000
   10.875%, 6-15-2006 ..................     7,800      8,502,000
 TravelCenters of America, Inc.,
   10.25%, 4-1-2007 ....................     3,000      2,940,000
   Total ...............................               17,762,000


               See Notes to Schedule of Investments on pages 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Motion Pictures - 1.78%
 AMC Entertainment, Inc.,
   9.5%, 3-15-2009 .....................   $ 6,200 $    5,797,000
 Hollywood Theaters, Inc.,
   10.625%, 8-1-2007 ...................     7,300      6,643,000
 Loews Cineplex Entertainment Corporation,
   8.875%, 8-1-2008 (A) ................     2,000      1,980,000
 Regal Cinemas, Inc.,
   9.5%, 6-1-2008 (A) ..................     3,500      3,535,000
   Total ...............................               17,955,000

Oil and Gas Extraction - 0.13%
 Cross Timbers Oil,
   8.75%, 11-1-2009 ....................     1,500      1,350,000

Paper and Allied Products - 1.73%
 Container Corporation of America,
   11.25%, 5-1-2004 ....................     3,500      3,605,000
 Four M Corporation,
   12.0%, 6-1-2006 .....................     1,500      1,477,500
 Mail-Well Corporation,
   10.5%, 2-15-2004 ....................     3,500      3,622,500
 Outsourcing Services Group, Inc.,
   10.875%, 3-1-2006 (A) ...............     3,000      2,861,250
 Radnor Holdings Corporation,
   10.0%, 12-1-2003 ....................     2,000      1,990,000
 SF Holdings Group, Inc.,
   0.0%, 3-15-2008(B) ..................     5,750      2,558,750
 Sweetheart Cup Company, Inc.,
   10.5%, 9-1-2003 .....................     1,725      1,345,500
   Total ...............................               17,460,500

Personal Services - 0.34%
 Prime Succession Acquisition Corp.,
   10.75%, 8-15-2004 ...................     3,500      3,473,750

Petroleum and Coal Products - 0.34%
 Building Materials Corporation of America,
   0.0%, 7-1-2004 (B) ..................     3,500      3,465,000

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Primary Metal Industries - 1.35%
 Commonwealth Aluminum Corporation,
   10.75%, 10-1-2006 ...................   $ 3,000 $    2,880,000
 Weirton Steel Corporation:
   11.375%, 7-1-2004 ...................     3,950      3,555,000
   10.75%, 6-1-2005 ....................     1,000        875,000
 Wheeling-Pittsburgh Corporation,
   9.25%, 11-15-2007 ...................     6,750      6,277,500
   Total ...............................               13,587,500

Printing and Publishing - 2.33%
 American Media Operations, Inc.,
   11.625%, 11-15-2004 .................     4,000      4,140,000
 K-III Communications Corporation,
   8.5%, 2-1-2006 ......................     5,000      5,050,000
 Perry-Judd's Incorporated,
   10.625%, 12-15-2007 .................     5,250      5,250,000
 Viacom International Inc.,
   8.0%, 7-7-2006 ......................     9,000      9,067,500
   Total ...............................               23,507,500

Railroad Transportation - 0.17%
 TFM, S.A. de C.V.,
   0.0%, 6-15-2009 (B) .................     3,500      1,680,000

Real Estate - 0.31%
 Delco Remy International, Inc.,
   10.625%, 8-1-2006 ...................     3,000      3,090,000

Rubber and Miscellaneous Plastics Products - 2.12%
 Furon Company,
   8.125%, 3-1-2008 ....................     1,900      1,862,000
 Graham Packaging Company and GPC Capital Corp. I,
   8.75%, 1-15-2008 ....................     7,000      6,667,500
 Graham Packaging Holdings Company and
   GPC Capital Corp. II,
   0.0%, 1-15-2009 (B) .................     2,000      1,202,500
 Heafner (J.H.) Company, Inc. (The),
   10.0%, 5-15-2008 (A) ................     4,000      3,760,000
 Home Products International, Inc.,
   9.625%, 5-15-2008 ...................     6,500      5,752,500



                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Rubber and Miscellaneous Plastics Products (Continued)
 LDM Technologies, Inc.,
   10.75%, 1-15-2007 ...................   $ 2,500 $    2,175,000
   Total ...............................               21,419,500

Social Services - 0.64%
 KinderCare Learning Centers, Inc.,
   9.5%, 2-15-2009 .....................     3,000      2,820,000
 La Petite Academy, Inc. and LPA Holding Corp.,
   10.0%, 5-15-2008 ....................     3,750      3,646,875
   Total ...............................                6,466,875

Textile Mill Products - 3.17%
 Avondale Mills, Inc.,
   10.25%, 5-1-2006 ....................     3,500      3,609,375
 Collins & Aikman Products Co.,
   11.5%, 4-15-2006 ....................    11,000     11,550,000
 Galey & Lord, Inc.,
   9.125%, 3-1-2008 ....................     9,000      7,740,000
 Glenoit Corporation,
   11.0%, 4-15-2007 ....................     2,500      2,475,000
 Globe Manufacturing Corp.,
   10.0%, 8-1-2008 (A) .................     7,000      6,580,000
   Total ...............................               31,954,375

Transportation Equipment - 1.01%
 Federal-Mogul Corporation,
   7.875%, 7-1-2010 ....................     7,000      7,190,470
 Westinghouse Air Brake Company,
   9.375%, 6-15-2005 ...................     3,000      3,030,000
   Total ...............................               10,220,470

Trucking and Warehousing - 0.75%
 Iron Mountain Incorporated,
   10.125%, 10-1-2006 ..................     1,500      1,575,000
 Pierce Leahy Corp.,
   9.125%, 7-15-2007 ...................     6,000      5,940,000
   Total ...............................                7,515,000

Water Transportation - 0.40%
 Equimar Shipholdings Ltd.,
   9.875%, 7-1-2007 ....................     5,000      4,037,500

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

CORPORATE DEBT SECURITIES (Continued)
Wholesale Trade - Durable Goods - 1.33%
 Alvey Systems, Inc.,
   11.375%, 1-31-2003 ..................   $ 2,500 $    2,593,750
 Exide Corporation,
   10.0%, 4-15-2005 ....................     7,500      7,087,500
 Sealy Mattress Company,
   0.0%, 12-15-2007 (B) ................     6,000      3,780,000
   Total ...............................               13,461,250

Wholesale Trade - Nondurable Goods - 1.13%
 Core-Mark International, Inc.,
   11.375%, 9-15-2003 ..................     3,500      3,508,750
 Nebraska Book Company, Inc.,
   8.75%, 2-15-2008 ....................     6,000      5,407,500
 U.S. Office Products Company,
   9.75%, 6-15-2008 (A) ................     3,000      2,505,000
   Total ...............................               11,421,250

TOTAL CORPORATE DEBT SECURITIES - 81.81%           $  825,608,224
 (Cost: $847,624,511)

SHORT-TERM SECURITIES
Cable and Other Pay Television Services - 4.16%
 TCI Communications, Inc.,
   6.1%, 10-1-98 .......................    35,000     35,000,000
   5.65%, 10-8-98 ......................     7,000      6,992,310
    Total ..............................               41,992,310

Electric, Gas and Sanitary Services - 0.34%
 Commonweatlh Edison Co.,
   5.67%, 10-28-98 .....................     3,500      3,485,116

Fabricated Metal Products - 0.07%
 Danaher Corporation,
   5.3438%, Master Note ................       682        682,000

Food and Kindred Products - 1.12%
 General Mills, Inc.,
   5.1988% Master Note .................     2,278      2,278,000
 Seagram (Joseph E.) & Sons Inc.,
   5.4%, 10-16-98 ......................     9,000      8,979,750
   Total ...............................               11,257,750

                See Notes to Schedule of Investments on page 20.

THE INVESTMENTS OF
UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

                                         Principal
                                         Amount in
                                         Thousands          Value

SHORT-TERM SECURITIES (Continued)
Food Stores - 5.66%
 Kroger Co. (The),
   6.15%, 10-1-98 ......................   $15,000  $  15,000,000
 Safeway Inc.:
   5.68%, 10-6-98 ......................     5,000      4,996,055
   5.77%, 10-6-98 ......................    11,640     11,630,672
   5.68%, 10-9-98 ......................     8,250      8,239,587
   5.76%, 10-9-98 ......................    11,300     11,285,536
   5.67%, 10-19-98 .....................     6,000      5,982,990
   Total ...............................               57,134,840

TOTAL SHORT-TERM SECURITIES - 11.35%               $  114,552,016
 (Cost: $114,552,016)

TOTAL INVESTMENT SECURITIES - 98.21%               $  991,153,834
 (Cost: $1,012,186,207)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.79%      18,041,404

NET ASSETS - 100.00%                               $1,009,195,238

                See Notes to Schedule of Investments on page 20.

UNITED HIGH INCOME FUND, INC.
SEPTEMBER 30, 1998

Notes to Schedule of Investments
 *No income dividends were paid during the preceding 12 months.
(A) Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1998, the value of these securities amounted to $109,692,300 or 10.87% of net assets.
(B) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.
(C) Each Unit of OnePoint Communications Corp. consists of $1,000 principal amount of 14.5% senior notes due 2008 and one warrant to purchase 0.635 shares of common stock, $0.01 par value of the company.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998
(In Thousands, Except for Per Share Amounts)

Assets
 Investment securities -- at value
   (Notes 1 and 3) ...............................     $  991,154
 Cash  ...........................................              4
 Receivables:
   Dividends and interest ........................         18,109
   Investment securities sold ....................          3,035
   Fund shares sold ..............................            737
 Prepaid insurance premium  ......................             61
                                                       ----------
    Total assets  ................................      1,013,100
                                                       ----------
Liabilities
 Payable to Fund shareholders  ...................          3,548
 Accrued service fee (Note 2)  ...................            204
 Accrued transfer agency and dividend
   disbursing (Note 2) ...........................            108
 Accrued management fee (Note 2)  ................             15
 Accrued accounting services fee (Note 2)  .......              8
 Accrued distribution fee (Class A)  .............              1
 Other  ..........................................             21
                                                       ----------
    Total liabilities  ...........................          3,905
                                                       ----------
      Total net assets ...........................     $1,009,195
                                                       ==========
Net Assets
 $1.00 par value capital stock
   Capital stock .................................     $  108,591
   Additional paid-in capital ....................      1,234,353
 Accumulated undistributed income (loss):
   Accumulated undistributed net investment income          2,211
   Accumulated undistributed net realized
    loss on investment transactions  .............       (314,928)
   Net unrealized depreciation in value of
    investments  .................................        (21,032)
                                                       ----------
    Net assets applicable to outstanding
      units of capital ...........................     $1,009,195
                                                       ==========
Net asset value per share (net assets divided
 by shares outstanding)
 Class A  ........................................          $9.29
 Class Y  ........................................          $9.30
Capital shares outstanding
 Class A  ........................................        108,268
 Class Y  ........................................            323
Capital shares authorized ........................        500,000


                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended SEPTEMBER 30, 1998
(In Thousands)

Investment Income
 Income (Note 1B):
   Interest and amortization .......................     $ 47,675
   Dividends .......................................        1,472
                                                         --------
    Total income  ..................................       49,147
                                                         --------
 Expenses (Note 2):
   Investment management fee .......................        2,939
   Service fee - Class A ...........................        1,331
   Transfer agency and dividend disbursing - Class A          613
   Accounting services fee .........................           50
   Distribution fees - Class A .....................           14
   Audit fees ......................................           12
   Custodian fees ..................................           11
   Legal fees ......................................            6
   Shareholder servicing - Class Y .................            2
   Other ...........................................          121
                                                         --------
    Total expenses  ................................        5,099
                                                         --------
      Net investment income ........................       44,048
                                                         --------
Realized and Unrealized Gain (Loss) on
 Investments (Notes 1 and 3)
 Realized net gain on investments  .................       15,557
 Unrealized depreciation in value of
   investments during the period ...................      (97,810)
                                                         --------
    Net loss on investments  .......................      (82,253)
                                                         --------
      Net decrease in net assets resulting
       from operations  ............................     $(38,205)
                                                         ========


                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(Dollars In Thousands)
                                        For the         For the
                                      six months      fiscal year
                                         ended          ended
                                     September 30,      March 31,
                                          1998           1998
Increase (Decrease) in Net Assets   --------------  -------------
 Operations:
   Net investment income ..........       $ 44,048       $ 88,401
   Realized net gain on
    investments  ..................         15,557         22,509
   Unrealized appreciation
    (depreciation)  ...............        (97,810)        62,830
                                    --------------   ------------
    Net increase (decrease) in net
      assets resulting from
      operations ..................        (38,205)       173,740
                                    --------------   ------------
 Dividends to shareholders from
   net investment income (Note 1D):*
   Class A ........................        (43,145)       (88,015)
   Class Y ........................           (130)          (261)
                                    --------------   ------------
                                           (43,275)       (88,276)
                                    --------------   ------------
 Capital share transactions:
   Proceeds from sale of shares:
    Class A (4,641,520 and 11,406,679
      shares, respectively) .......         45,868        110,946
    Class Y (23,794 and 43,283
      shares, respectively) .......            237            423
   Proceeds from reinvestment
    of dividends:
    Class A (3,730,259 and
      7,636,167 shares, respectively)       36,598         74,065
    Class Y (13,242 and 26,963
      shares, respectively) .......            130            261
   Payments for shares redeemed:
    Class A (9,831,117 and 15,583,034
      shares, respectively) .......        (96,892)      (151,632)
    Class Y (35,626 and 85,087
      shares, respectively) .......           (356)          (824)
                                    --------------   ------------
      Net increase (decrease) in net assets
       resulting from capital share
       transactions  ..............        (14,415)        33,239
                                    --------------   ------------
      Total increase (decrease) ...        (95,895)       118,703
Net Assets
 Beginning of period  .............      1,105,090        986,387
                                    --------------   ------------
 End of period, including
   undistributed net investment
   income of $2,211 and
   $1,438, respectively ...........     $1,009,195     $1,105,090
                                    ==============   ============
                 *See "Financial Highlights" on pages 24 - 25.
                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class A Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:

                   For the
                  six months  For the fiscal year ended March 31,
                     ended    -----------------------------------
                    9/30/98    1998   1997    1996   1995    1994
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of period $10.04  $ 9.25  $9.09   $8.70  $9.20   $9.21
                     ------  ------  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income ..........   0.40    0.82   0.80    0.79   0.80    0.80
 Net realized and
   unrealized gain
   (loss) on
   investments .....  (0.75)   0.79   0.16    0.40  (0.51)  (0.01)
                     ------  ------  -----   -----  -----   -----
Total from investment
 operations  .......  (0.35)   1.61   0.96    1.19   0.29    0.79
                     ------  ------  -----   -----  -----   -----
Less dividends
 from net
 investment income .  (0.40)  (0.82) (0.80)  (0.80) (0.79)  (0.80)
                     ------  ------  -----   -----  -----   -----
Net asset value,
 end of period  ....  $9.29  $10.04  $9.25   $9.09  $8.70   $9.20
                     ======  ======  =====   =====  =====   =====
Total return* ......  -3.68%  18.03% 10.94%  14.16%  3.41%   8.69%
Net assets, end
 of period (in
 millions)  ........ $1,006  $1,102   $983    $972   $934  $1,007
Ratio of expenses to
 average net assets    0.94%** 0.84%  0.89%   0.85%  0.84%   0.78%
Ratio of net investment
 income to average
 net assets  .......   8.13%** 8.38%  8.68%   8.74%  9.07%   8.51%
Portfolio turnover
 rate  .............  22.80%  63.40% 53.17%  41.67% 18.94%  54.80%

   *Total return calculated without taking into account the sales load deducted on an initial purchase.
  **Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
Class Y Shares
For a Share of Capital Stock Outstanding
Throughout Each Period:


                    For the For the fiscal        For the
                        six   year ended           period
                     months    March 31,          from 1/4/96*
                      ended  --------------               through
                    9/30/98    1998   1997        3/31/96
                  ---------  ------ ------        --------
Net asset value,
 beginning of period $10.04  $ 9.25  $9.10          $9.19
                     ------  ------  -----          -----
Income from investment
 operations:
 Net investment
   income ..........   0.41    0.82   0.81           0.20
 Net realized and
   unrealized gain (loss)
   on investments ..  (0.75)   0.79   0.15          (0.10)
                     ------  ------  -----          -----
Total from investment
 operations ........  (0.34)   1.61   0.96           0.10
                     ------  ------  -----          -----
Less dividends
 from net
 investment income .  (0.40)  (0.82) (0.81)         (0.19)
                     ------  ------  -----          -----
Net asset value,
 end of period .....  $9.30  $10.04  $9.25          $9.10
                     ======  ======  =====          =====
Total return .......  -3.51%  18.13% 11.07%          1.00%
Net assets, end of
 period (in
 millions)  ........     $3      $3     $3             $2
Ratio of expenses
 to average net
 assets  ...........   0.74%** 0.77%  0.77%          0.80%**
Ratio of net
 investment income
 to average net
 assets  ...........   8.33%** 8.46%  8.78%          8.55%**
Portfolio
 turnover rate  ....  22.80%  63.40% 53.17%         41.67%**

 *Commencement of operations.
 **Annualized.

                       See notes to financial statements.

UNITED HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998

NOTE 1 -- Significant Accounting Policies

     United High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of current income, by investing primarily in a diversified portfolio of high-yield, high-risk fixed income securities, with a secondary objective of capital growth when consistent with the primary objective. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Each stock and convertible bond is valued at the latest sale price thereof on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a pricing system provided by a pricing service or dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using the Nasdaq Stock Market, which provides information on bid and asked prices quoted by major dealers in such stocks. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code), premiums and post-1984 market discount on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- It is the Fund's policy to distribute all of its taxable income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, the Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- Dividends and distributions to shareholders are recorded by the Fund on the record date. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, foreign currency transactions, net operating losses and expiring capital loss carryovers.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .15% of net assets and
(ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $18.9 billion of combined net assets at September 30, 1998) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and .36% of that amount over $12 billion. The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
          From $    0 to $   10           $      0
          From $   10 to $   25           $ 10,000
          From $   25 to $   50           $ 20,000
          From $   50 to $  100           $ 30,000
          From $  100 to $  200           $ 40,000
          From $  200 to $  350           $ 50,000
          From $  350 to $  550           $ 60,000
          From $  550 to $  750           $ 70,000
          From $  750 to $1,000           $ 85,000
               $1,000 and Over            $100,000

     For Class A shares, the Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares had a record date in that month. With respect to Class Y shares, the Fund pays WARSCO a monthly fee at an annual rate of .15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $1,315,749, out of which W&R paid sales commissions of $757,062 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $18,947, which are included in other expenses.

     W&R is a subsidiary of Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government obligations and short-term securities, aggregated $205,899,147 while proceeds from maturities and sales aggregated $300,718,767. Purchases of short-term securities and U.S. Government securities aggregated $858,071,121 and $26,894,141, respectively. Proceeds from maturities and sales of short-term securities and U.S. Government securities aggregated $803,864,689 and $27,400,000, respectively.

     For Federal income tax purposes, cost of investments owned at September 30, 1998 was $1,012,186,207, resulting in net unrealized depreciation of $21,032,373, of which $23,730,868 related to appreciated securities and $44,763,241 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized net capital gain net income of $22,253,510 during its fiscal year ended March 31, 1998, which was entirely offset by utilization of capital loss carryovers. Remaining capital loss carryovers aggregated $331,251,576 at March 31, 1998 and are available to offset future realized capital gain net income for Federal income tax purposes through the following fiscal year-ends: $171,001,917 through March 31, 1999; $114,024,403 through March 31, 2000; $17,962,753 through March 31, 2003;
$20,841,730 through March 31, 2004; and $7,420,773 through March 31, 2005.

NOTE 5 -- Multiclass Operations

     On July 31, 1995, the Fund was authorized to offer two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Service Plan and have a separate transfer agency and dividend disbursement services fee structure. A comprehensive discussion of the terms under which shares of either class are offered is contained in the prospectus and the Statement of Additional Information for the Fund.

     Income, non-class specific expenses and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United High Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United High Income Fund, Inc. (the "Fund") as of September 30, 1998, and the related statements of operations for the six-month period then ended and changes in net assets for the six-month period then ended and the fiscal year ended March 31, 1998, and the financial highlights for the periods presented. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United High Income Fund, Inc. as of September 30, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.





Deloitte & Touche LLP
Kansas City, Missouri
November 6, 1998

DIRECTORS
Keith A. Tucker, Overland Park, Kansas, Chairman of the Board
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
David P. Gardner, Menlo Park, California
Linda Graves, Topeka, Kansas
Joseph Harroz, Jr., Norman, Oklahoma
John F. Hayes, Hutchinson, Kansas
Robert L. Hechler, Overland Park, Kansas
Henry J. Herrmann, Overland Park, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
Ronald C. Reimer, Birmingham, Alabama
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Frederick Vogel III, Milwaukee, Wisconsin

OFFICERS
Robert L. Hechler, President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Louise D. Rieke, Vice President


This report is submitted for the general information of the shareholders of United High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United High Income Fund, Inc. current prospectus.


To all traditional IRA Planholders:

As required by law, income tax will automatically be withheld from any distribution or withdrawal from a traditional IRA unless you make a written election not to have taxes withheld. The election may be made by submitting forms provided by Waddell & Reed, Inc. which can be obtained from your Waddell & Reed representative or by submitting Internal Revenue Service Form W-4P. Once made, an election can be revoked by providing written notice to Waddell & Reed, Inc. If you elect not to have tax withheld you may be required to make payments of estimated tax. Penalties may be imposed by the IRS if withholding and estimated tax payments are not adequate.

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.


FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1009SA(9-98)

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